Note 23 - Wilson Bank Holding Company - Parent Company Financial Information - Statements of Earnings (Details) - USD ($)		3 Months Ended												12 Months Ended
		Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income														$ 34,000	$ 61,000	$ 0
Directors’ fees														686,000	634,000	586,000
Income taxes														14,732,000	9,618,000	11,067,000
Net earnings		$ 13,801,000	$ 13,342,000	$ 11,139,000	$ 11,144,000	$ 8,902,000	$ 11,532,000	$ 9,027,000	$ 9,031,000	$ 7,972,000	$ 10,266,000	$ 9,516,000	$ 8,290,000	49,426,000	38,492,000	36,044,000
Parent Company [Member]
Dividends from commercial bank subsidiary														4,300,000	5,000,000	2,800,000
Other income														0	61,000	0
Income for Holding Company														4,300,000	5,061,000	2,800,000
Directors’ fees														341,000	335,000	283,000
Other														1,575,000	1,264,000	885,000
Total Non-interest Expense														1,916,000	1,599,000	1,168,000
Income before Federal income tax benefits and equity in undistributed earnings of commercial bank subsidiary														2,384,000	3,462,000	1,632,000
Income taxes														475,000	471,000	287,000
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest, Total														2,859,000	3,933,000	1,919,000
Equity in undistributed earnings of commercial bank subsidiary	[1]													46,567,000	34,559,000	34,125,000
Net earnings														$ 49,426,000	$ 38,492,000	$ 36,044,000

[1]	Eliminated in consolidation.